SEGMENTAL INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 charterers segments	Dec. 31, 2013 charterers	Dec. 31, 2012	Dec. 31, 2011 charterers
Segment Reporting [Abstract]
Number of reportable segments	3
Number of charterers during the year	5	7	7	7
Segmental information:
Time and voyage charter revenues	$ 95,399,000	$ 90,558,000	$ 409,593,000
Vessel and other management fees	10,756,000	9,270,000	752,000
Vessel and voyage operating expenses	(76,910,000)	(58,009,000)	(96,525,000)
Administrative expenses	(19,267,000)	(22,952,000)	(25,013,000)
Impairment of long-term assets	(500,000)	(500,000)	(500,000)
Depreciation and amortization	(49,811,000)	(36,871,000)	(85,524,000)
Other operating loss	(6,387,000)	0	0
Other operating gains (losses) - LNG trade	1,317,000	0	(27,000)
Gain on sale of Golar Maria	43,783,000	65,619,000	0
Operating (loss) income	(1,620,000)	47,115,000	202,756,000
Gain on disposal of available-for-sale securities	0	(754,000)	0
Other non-operating income (loss)	27,484,000	27,605,000	857,929,000
Net financial (expenses) income	(87,852,000)	41,768,000	(42,868,000)
Income taxes	1,114,000	3,404,000	(2,765,000)
Equity in net earnings (losses) of affiliates	19,408,000	15,821,000	(609,000)
Net (loss) income	(41,466,000)	135,713,000	1,014,443,000
Non-controlling interests	(1,655,000)	0	(43,140,000)
Net (loss) income attributable to Golar LNG Ltd	(43,121,000)	135,713,000	971,303,000
Total assets	3,991,993,000	2,665,221,000	2,414,399,000
Investment in affiliates	335,372,000	350,918,000	367,656,000
Capital expenditures	1,516,546,000	734,155,000	342,987,000
Vessel operations
Segmental information:
Time and voyage charter revenues	95,399,000	90,558,000	409,593,000
Vessel and other management fees	10,756,000	9,270,000	752,000
Vessel and voyage operating expenses	(76,910,000)	(58,009,000)	(96,525,000)
Administrative expenses	(19,203,000)	(22,816,000)	(23,973,000)
Impairment of long-term assets	(500,000)	(500,000)	(500,000)
Depreciation and amortization	(49,561,000)	(36,562,000)	(85,187,000)
Other operating loss	(6,387,000)	0
Other operating gains (losses) - LNG trade	0	0	0
Gain on sale of Golar Maria	43,783,000	65,619,000	0
Operating (loss) income	(2,623,000)	47,560,000	204,160,000
Other non-operating income (loss)	26,766,000	27,605,000	858,080,000
Net financial (expenses) income	(87,600,000)	41,768,000	(42,864,000)
Income taxes	1,114,000	3,404,000	(2,765,000)
Equity in net earnings (losses) of affiliates	19,408,000	15,821,000	(609,000)
Net (loss) income	(42,935,000)	136,158,000	1,016,002,000
Non-controlling interests	(1,655,000)	0	(43,140,000)
Net (loss) income attributable to Golar LNG Ltd	(44,590,000)	136,158,000	972,862,000
Total assets	3,990,658,000	2,664,953,000	2,413,564,000
Investment in affiliates	335,372,000	350,918,000	367,656,000
Capital expenditures	1,202,901,000	734,155,000	342,987,000
LNG Trading
Segmental information:
Time and voyage charter revenues	0	0	0
Vessel and other management fees	0	0	0
Vessel and voyage operating expenses	0	0	0
Administrative expenses	(64,000)	(136,000)	(1,040,000)
Impairment of long-term assets	0	0	0
Depreciation and amortization	(250,000)	(309,000)	(337,000)
Other operating loss		0	0
Other operating gains (losses) - LNG trade	1,317,000	0	(27,000)
Gain on sale of Golar Maria	0	0	0
Operating (loss) income	1,003,000	(445,000)	(1,404,000)
Other non-operating income (loss)	718,000	0	(151,000)
Net financial (expenses) income	(252,000)	0	(4,000)
Income taxes	0	0	0
Equity in net earnings (losses) of affiliates	0	0	0
Net (loss) income	1,469,000	(445,000)	(1,559,000)
Non-controlling interests	0	0	0
Net (loss) income attributable to Golar LNG Ltd	1,469,000	(445,000)	(1,559,000)
Total assets	1,335,000	268,000	835,000
Investment in affiliates	0	0	0
Capital expenditures	0	0	0
FLNG
Segmental information:
Time and voyage charter revenues	0
Vessel and other management fees	0
Vessel and voyage operating expenses	0
Administrative expenses	0
Impairment of long-term assets	0
Depreciation and amortization	0
Other operating loss	0
Other operating gains (losses) - LNG trade	0
Gain on sale of Golar Maria	0
Operating (loss) income	0
Other non-operating income (loss)	0
Net financial (expenses) income	0
Income taxes	0
Equity in net earnings (losses) of affiliates	0
Net (loss) income	0
Non-controlling interests	0
Net (loss) income attributable to Golar LNG Ltd	0
Total assets	360,120,000
Investment in affiliates	0
Capital expenditures	$ 313,645,000